INCOME TAX (EXPENSE) CREDIT - Components (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
INCOME TAX (EXPENSE) CREDIT
Current tax	$ (4,906)	$ (10,976)	$ (2,372)
Overprovision in prior years			4,258
Total current income tax (expense) credit	(4,906)	(10,976)	1,886
Deferred tax	11,436	(9,699)	(1,202)
Total income tax (expense) credit	$ 6,530	$ (1,277)	$ 684